Shareholder Report, Line Graph (Details) 74200175300_Franklin Retirement Advantage Plus 2055 Fund_Class C_TSR Annual {Class C} - USD ($)											12 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2017	Jul. 31, 2016	Jul. 31, 2026
Class C
Account Value [Line Items]
Line Graph and Table Measure Name											Class C (with sales charge)
Accumulated Value	$ 21,312	$ 19,886	$ 16,555	$ 15,081	$ 16,759	$ 13,180	$ 12,584	$ 12,580	$ 11,411	$ 10,000	$ 23,825
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000 Index
Accumulated Value	32,551	28,138	23,240	20,631	22,268	16,052	14,470	13,517	11,614	10,000	$ 38,932
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Index
Accumulated Value	11,130	10,766	10,243	10,600	11,664	11,746	10,666	9,869	9,949	10,000	$ 11,431
S&P Target Date To 2055 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P Target Date To 2055 Index
Accumulated Value	$ 23,596	$ 21,019	$ 18,213	$ 16,291	$ 17,854	$ 13,585	$ 13,047	$ 12,672	$ 11,438	$ 10,000	$ 28,426